INCOME TAX	12 Months Ended
Dec. 31, 2020
Income Tax
INCOME TAX
a)	Deferred Tax Assets and Liabilities

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	2020		2019
	$		$

Non-Capital Losses		7,343,728		7,052,500
Capital Losses		29,629		29,628
Property and Equipment		100,490		100,490

		7,473,847		7,182,618

As at December 31, 2020, the Company has non-capital losses of approximately $7,343,700 which may be applied to reduce Canadian taxable income of future years. These non-capital losses expire as follows:

	$

2026		313,100
2027		515,300
2028		367,400
2029		1,157,900
2030		307,400
2031		301,400
2032		233,000
2033 to 2040		4,148,200

		7,343,700

b)	Income Tax Expense

The income tax expense of the Company is reconciled to the net loss for the year as reported in the consolidated statement of comprehensive loss as follows:

	2020		2019		2018
	$		$		$

					(Restated –Note 4)

Recovery of Income Tax Calculated at the Statutory Rate of 11% (2019 – 12%; 2018 – 12%)		(298,306)		(289,340)	(62,756)
Deferred Tax Assets Not Recognized		(39,649)		289,340	36,948
Impact of Change in Substantively Enacted Tax Rates on
Opening Deferred Tax Assets		71,680		-	25,808
Other permanent differences		266,275		-	-

Income Tax Expense		-		-	-